UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
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           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           --------------------
Title:     Managing Member
           --------------------
Phone:     212-644-2202
           --------------------

Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner New York, New York   05/14/10
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

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        76
                                               -------------

Form 13F Information Table Value Total:        $85,605
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number              Name
   ---            -----------                ----------------------------
    1              28-7384                      Nathaniel Bohrer
   ---            -----------                ----------------------------
    2              28-7750                      Marjorie Gochberg Kellner
   ---            -----------                ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3 Com Corp                          COM              885535104      537     70,000   SH        Other     1 2 3          70,000
99 Cents Only Stores                COM              65440K106      815     50,000   SH        Other     1 2 3          50,000
Air Products                        COM              009158106      887     12,000   SH        Other     1 2 3          12,000
Airgas                              COM              009363102    1,591     25,000   SH        Other     1 2 3          25,000
Airvana Inc                         COM              00950V101      192     25,000   SH        Other     1 2 3          25,000
Alcon Inc                         COM SHS            H01301102      872      5,400   SH        Other     1 2 3           5,400
Allegheny Energy Inc                COM              017361106      345     15,000   SH        Other     1 2 3          15,000
Allied Capital Corp                 COM              01903q108      323     65,000   SH        Other     1 2 3          65,000
Argon St Inc                        COM              040149106    1,131     42,500   SH        Other     1 2 3          42,500
Atlas Energy Inc                    COM              049298102       78      2,500   SH        Other     1 2 3           2,500
Bell Microproducts Inc              COM              078137106      983    141,412   SH        Other     1 2 3         141,412
Brinks Home Security Hldg           COM              109699108    2,979     70,000   SH        Other     1 2 3          70,000
Bruker Corp                         COM              116794108      513     35,000   SH        Other     1 2 3          35,000
Bway Holding Co                     COM              12429T104      302     15,000   SH        Other     1 2 3          15,000
Cheesecake Factory                  COM              163072101    1,353     50,000   SH        Other     1 2 3          50,000
Children's Place                    COM              168905107    1,114     25,000   SH        Other     1 2 3          25,000
Citigroup                           COM              172967101      101     25,000   SH        Other     1 2 3          25,000
CNX Gas Corp                        COM              12618H309    2,093     55,000   SH        Other     1 2 3          55,000
Columbia Labs Wrts                  COM              197990195        -    218,747   SH        Other     1 2 3         218,747
COMSYS IT Partners Inc              COM              20581e104    1,486     85,000   SH        Other     1 2 3          85,000
Devon Energy                        COM              25179M103      161      2,500   SH        Other     1 2 3           2,500
DG Fastchannel Inc                  COM              23326R109      639     20,000   SH        Other     1 2 3          20,000
Diedrich Coffee Inc               COM NEW            253675201      467     13,429   SH        Other     1 2 3          13,429
General Growth Prop.                COM              370021107      241     15,000   SH        Other     1 2 3          15,000
Hanesbrands Inc                     COM              410345102    1,113     40,000   SH        Other     1 2 3          40,000
InfoGroup                           COM              45670g108      441     56,500   SH        Other     1 2 3          56,500
Integramed America                  COM              45810n302      283     32,000   SH        Other     1 2 3          32,000
Interactive Data Corp               COM              45840j107      560     17,500   SH        Other     1 2 3          17,500
InVentiv Health Inc                 COM              46122E105      562     25,000   SH        Other     1 2 3          25,000
InVentiv Health Inc                 COM              46122E955      562     25,000   SH  Put   Other     1 2 3          25,000
Ivanhoe Mines Ltd                   COM              46579N103       87      5,000   SH        Other     1 2 3           5,000
JDS Uniphase Corp                   COM              46612J507      122      9,747   SH        Other     1 2 3           9,747
Kraft Foods Inc                     CL A             50075N104      216      7,139   SH        Other     1 2 3           7,139
Krispy Kreme Doughnuts              COM              501014104      241     60,000   SH        Other     1 2 3          60,000
K-Tron Int'l                        COM              482730108      450      3,000   SH        Other     1 2 3           3,000
Liberty Acquisition Hldg            COM              53015y107      958     97,000   SH        Other     1 2 3          97,000
Lodgenet                            COM              540211109    1,150    165,000   SH        Other     1 2 3         165,000
Manpower                            COM              56415H950      286      5,000   SH  Put   Other     1 2 3           5,000
Masco Co                            COM              574599106    1,086     70,000   SH        Other     1 2 3          70,000
Mattel Inc                          COM              577081102    1,137     50,000   SH        Other     1 2 3          50,000
Maxim Integrated Prods Inc          COM              57772k101      115      5,924   SH        Other     1 2 3           5,924
Millipore                           COM              601073109    5,016     47,500   SH        Other     1 2 3          47,500
Moduslink Global Solutions Inc      COM              60786L107       48      5,750   SH        Other     1 2 3           5,750
Netapp Inc                          COM              64110D104      407     12,500   SH        Other     1 2 3          12,500
Netlogic Microsystems               COM              64118B100    1,030     35,000   SH        Other     1 2 3          35,000
Novell                              COM              670006105      180     30,000   SH        Other     1 2 3          30,000
Office Max                          COM              67622P101      657     40,000   SH        Other     1 2 3          40,000
OSI Pharmaceuticals                 COM              671040103    5,360     90,000   SH        Other     1 2 3          90,000
OSI Pharmaceuticals                 COM              671040953     1191     20,000   SH  Put   Other     1 2 3          20,000
Perkinelmer                         COM              714046109      239     10,000   SH        Other     1 2 3          10,000
Plato Learning                      COM              72764y100      417     75,000   SH        Other     1 2 3          75,000
Polycom Inc                         COM              73172K104      535     17,500   SH        Other     1 2 3          17,500
Portfolio Recovery Assoc.           COM              73640q105    1,097     20,000   SH        Other     1 2 3          20,000
Psychiatric Solutions Inc           COM              74439h108      224      7,500   SH        Other     1 2 3           7,500
Qwest Communications Intl In        COM              749121109      393     75,362   SH        Other     1 2 3          75,362
RCN Corp                          COM NEW            749361200    1,357     90,000   SH        Other     1 2 3          90,000
Riskmetrics Grp                     COM              767735103    1,470     65,000   SH        Other     1 2 3          65,000
S&P Dep. Receipts              UNIT SER 1 S&P        78462F103      585      5,000   SH        Other     1 2 3           5,000
Sapient Corp                        COM              803062108    1,371    150,000   SH        Other     1 2 3         150,000
Silicon Storage Technology          COM              827057100      122     40,000   SH        Other     1 2 3          40,000
Skillsoft PLC - ADR            SPONSORED ADR         830928107      155     15,000   SH        Other     1 2 3          15,000
Skillsoft PLC                       COM              830928957              15,000   SH  Put   Other     1 2 3          15,000
Smith International Inc             COM              832110100    2,141     50,000   SH        Other     1 2 3          50,000
Switch & Data Facilities Co         COM              871043105      742     41,800   SH        Other     1 2 3          41,800
Techwell Inc                        COM              87874d101    1,870    100,000   SH        Other     1 2 3         100,000
Telmex Internacional- ADR      SPONS ADR SR L        879690105    1,639     85,000   SH        Other     1 2 3          85,000
Terra Industries                    COM              880915103   11,783    257,500   SH        Other     1 2 3         257,500
Tessco Technologies Inc             COM              872386107      118      5,000   SH        Other     1 2 3           5,000
Tibco Software                      COM              88632Q103      728     67,400   SH        Other     1 2 3          67,400
Varian Inc                          COM              922206107    4,142     80,000   SH        Other     1 2 3          80,000
Volcom Inc                          COM              92864N101      644     33,000   SH        Other     1 2 3          33,000
White Electronic Designs            COM              963801105       47      6,700   SH        Other     1 2 3           6,700
Williams Sonoma Inc                 COM              969904901      263     10,000   SH  Call  Other     1 2 3          10,000
Xerox Corp                          COM              984121103      243     24,899   SH        Other     1 2 3          24,899
XTO Energy Inc                      COM              98385X106    9,672    205,000   SH        Other     1 2 3         205,000
Zenith National Insurance           COM              989390109    1,150     30,000   SH        Other     1 2 3          30,000